SHAREHOLDERS' EQUITY - Schedule of stock option activity (Details) - CAD / shares	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Options
Opening Balance	159,421	127,149
Granted	172,974	43,156
Forfeited	(55,667)	(10,884)
Closing Balance	276,728	159,421
Weighted Average Price (CAD)
Opening Balance	CAD 76.34	CAD 92.70
Granted	8.64	52.76
Forfeited	82.34	173.94
Closing Balance	CAD 32.82	CAD 76.34